Components of Inventories (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Inventory [Line Items]
Finished goods	$ 9,117	$ 7,181
Work in process	17,218	17,718
Raw materials	7,331	7,244
Inventory, Net	$ 33,666	$ 32,143